Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Cost

The following table summarizes the Company’s costs included in the statements of operations related to right of use lease assets entered into through June 30, 2023 and 2022 (in thousands):

	For the Six Months Ended June 30,
Lease Cost	2023	2022
Operating lease cost
Research and development	$1,196	$4,287
General and administrative	541	3,641
Short-term lease cost	6	139
Sublease income	(49)	(128)
Total lease cost	$1,694	$7,939

Summary of Right of Use Lease Assets

	For the Six Months Ended June 30,
Other Information	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,535	$6,229
Weighted-average remaining lease term-operating leases	5.80	5.70
Weighted-average discount rate-operating leases	9.58%	11.15%

Schedule of Future Minimum Lease Payments

The following table summarizes the Company’s contractual obligations as of June 30, 2023, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

Maturity of Operating Leases
Years Ended December 31,	Operating Leases
2023 (excluding the six months ended June 30, 2023)	1,537
2024	2,008
2025	698
2026	676
2027	337
Thereafter	—
Total payments	5,256
Less: imputed interest	(481)
Less: foreign exchange (gain)/loss	24
Total	$4,799